Fair value measurement - Summary of Valuation Inputs To The Fair Value of Purchase Options (Detail) - Investments in equity securities	Jun. 30, 2023
Growth factor
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets	0.030
Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Unobservable input, assets	0.119